Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 28, 2012
The Tocqueville Fund (Prospectus Summary) | The Tocqueville Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE TOCQUEVILLE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Tocqueville Fund's investment objective is long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Tocqueville Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Expense Limitation Agreement will remain in effect until at least March 1, 2013
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Tocqueville Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Tocqueville Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the
Example affect the Tocqueville Fund's performance. During its most recent fiscal year, the Tocqueville Fund's portfolio turnover rate was 28% of the average
		value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Tocqueville Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Tocqueville Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Tocqueville Fund's operating expenses remain the same (taking into account the
		expense limitation for one year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Tocqueville Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies. The Tocqueville Fund may also invest up to 25% of its net assets in non-U.S. companies, including in American
Depositary Receipts ("ADRs"), in both developed and emerging markets.

The investment strategy of the Tocqueville Fund is value oriented and contrarian. The Tocqueville Fund seeks to invest in companies that have good long-term business fundamentals but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value. The fundamental research based value orientation of the Advisor helps the portfolio manager find companies which have good businesses; the Advisor's contrarian orientation enables the portfolio manager to buy them at what the portfolio manager believes to be attractive prices.

Value oriented means that the portfolio manager seeks to invest in companies that are selling at a discount to their intrinsic value, and where business fundamentals are improving or expected to improve. In assessing intrinsic value, the portfolio manager's judgments will be based on a comparison of a company's stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value.

Contrarian means that the portfolio manager seeks investment opportunities in stocks and sectors that are out of favor with investors. The portfolio manager considers a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period of time and the consensus among investors does not expect improvement.

In general, the portfolio manager acquires his investment ideas by identifying companies whose stock prices are down, or have lagged the market. The portfolio manager then analyzes the quality of their business franchise and long-term fundamentals and makes a judgment regarding their intrinsic
value. Alternatively, the portfolio manager may identify companies with strong long-term business fundamentals and then wait for them to fall out of favor with investors in order to buy them at a discount to intrinsic value.

The portfolio manager will purchase stocks for the Tocqueville Fund's portfolio when they meet the above criteria and when the portfolio manager believes that they have a limited risk of further decline. The portfolio manager will sell
		stocks when they are no longer considered to be good values.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	You may lose money by investing in the Tocqueville Fund. The Tocqueville Fund is subject to the following risks:

O  the stock markets may go down; and

O  a stock or stocks selected for the Tocqueville Fund's portfolio may fail to perform as expected.

In addition, there are special risks associated with investing in non-U.S.
securities, including:

o  the value of foreign currencies may decline relative to the U.S. dollar;

o  a foreign government may expropriate the Tocqueville Fund's assets;

o  political, social or economic instability in a foreign country in which the
   Tocqueville Fund invests may cause the value of the Tocqueville Fund's investments to decline; and

o  the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

Who may want to invest in the Tocqueville Fund?

o  investors who want a diversified portfolio;

o  long-term investors with a particular goal, such as saving for retirement;

o  investors who want potential growth over time;

o  investors who can tolerate short-term fluctuations in net asset value ("NAV")
   per share; and

o  investors who are willing to assume market risk of U.S. securities in the short-term for potentially higher gains in the long-term.

Keep in mind that mutual fund shares:

o  are not deposits of any bank;

o  are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any
   other government agency; and

o  are subject to investment risks, including the possibility that you could
		lose money.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Tocqueville Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Keep in mind that mutual fund shares are not deposits of any bank; are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table below provide some indication of the risks of investing in the Tocqueville Fund by showing changes in the Tocqueville Fund's performance from year to year (on a calendar year basis) and by showing how the
Tocqueville Fund's average annual returns for the 1 year, 5 years and 10 years ended December 31, 2011 compare with those of the S&P 500® Index. Please note that the Tocqueville Fund's performance (before and after taxes) is not an indication of how the Tocqueville Fund will perform in the future. Updated
		performance information is available at www.tocqueville.com/mutual-funds.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table below provide some indication of the risks of investing in the Tocqueville Fund by showing changes in the Tocqueville Fund's performance from year to year (on a calendar year basis) and by showing how the Tocqueville Fund's average annual returns for the 1 year, 5 years and 10 years ended December 31, 2011 compare with those of the S&P 500® Index.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tocqueville.com/mutual-funds
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please note that the Tocqueville Fund's performance (before and after taxes) is not an indication of how the Tocqueville Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During this period, the best performance for a quarter was 20.71% (for the quarter ended 6/30/03). The worst performance was -20.12% (for the quarter ended 12/31/08).
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Tocqueville Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Tocqueville Fund's other return figures.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Tocqueville Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on
Distributions and Sale of Fund Shares may exceed the Tocqueville Fund's other
		return figures.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
The Tocqueville Fund (Prospectus Summary) | The Tocqueville Fund | S&P 500 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
The Tocqueville Fund (Prospectus Summary) | The Tocqueville Fund | The Tocqueville Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	399
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	691
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,522
Annual Return 2002	rr_AnnualReturn2002	(14.53%)
Annual Return 2003	rr_AnnualReturn2003	42.68%
Annual Return 2004	rr_AnnualReturn2004	12.55%
Annual Return 2005	rr_AnnualReturn2005	12.60%
Annual Return 2006	rr_AnnualReturn2006	17.05%
Annual Return 2007	rr_AnnualReturn2007	9.77%
Annual Return 2008	rr_AnnualReturn2008	(38.51%)
Annual Return 2009	rr_AnnualReturn2009	30.29%
Annual Return 2010	rr_AnnualReturn2010	14.92%
Annual Return 2011	rr_AnnualReturn2011	(0.48%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.12%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.17%
The Tocqueville Fund (Prospectus Summary) | The Tocqueville Fund | The Tocqueville Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.70%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.31%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.72%
The Tocqueville Fund (Prospectus Summary) | The Tocqueville Fund | The Tocqueville Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.40%

[1]	The Advisor has contractually agreed to waive the Tocqueville Fund's management fees and/or reimburse expenses in order to ensure that the Tocqueville Fund's Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of its average daily net assets (excluding Acquired Fund Fees and Expenses). The Expense Limitation Agreement will remain in effect until at least March 1, 2013 and may not be terminated by the Advisor before such time.